Schedule of Maturities of Operating Lease Liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 1,632
2023	1,714
2024	1,600
2025	1,510
2026	1,343
Thereafter	6,993
Total lease payments	14,792
Less effects of discounting	(6,633)
Present value of lease liabilities	$ 8,159